ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

19. ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS

The Company paid post-employment obligations to its retired employees. In addition, the Company was committed to make periodic benefits payments to certain former employees, who were terminated or early retired. These benefits were only applicable to the qualifying employees.

The Company has three defined benefit, non-contributory retirement or termination plans that cover qualifying employees. These defined benefit plans provide benefits to covered individuals satisfying certain age and/or service requirements. The three benefit plans are as follows:

(i) Plan 1: Post-employment benefits for participants in 2019 restructure;

(ii) Plan 2: Termination benefits for participants in 2019 restructure;

(iii) Plan 3: Post-employment benefits for participants granted after 2019;

For the year ended December 31, 2022, there were some changes occurred in Plan 1. And for the year ended December 31, 2023, additional changes were occurred in Plan 1 and Plan 3. The above changes have been accounted for past service cost and amortized during the average future lifetime or service period of corresponding members under guidance of ASC 715. Details of the movements of the defined benefit plans during the year are presented below.

The Company’s net obligation in respect to defined benefit retirement plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine the present value and the fair value of any plan assets is deducted. The actuarial valuation of the present value of the defined benefit obligations as of December 31, 2023 and December 31, 2022 were prepared by an independent firm of actuaries, a member of China Association of Actuaries.

In accordance with ASC 715-30, Benefit Plans-Pension, the following components have been included in the net obligation recognized for a period by the Company: (i) service cost; (ii) interest cost; (iii) expected return on plan assets, if any; (iv) amortization of any prior service cost or credit included in accumulated other comprehensive income; and (v) gain or loss (including the effects of changes in financial assumptions), which includes, to the extent recognized, amortization of the net gain or loss included in accumulated other comprehensive income. The present value of the defined benefit obligations, and the related service costs were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	December 31, 2023	December 31, 2022

Discount rate	2.25%-2.75%	2.50%-3.25%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

Movements in the present value of the retirement and supplemental benefit obligations during the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Beginning of period	60,913	74,794	80,734
Service costs	65	65	60
Interest costs	1,353	1,663	2,202
Benefits paid	(9,475)	(10,606)	(11,849)
Actuarial loss arising from changes in financial assumptions	790	343	1,523
Past service costs	413	341	-
Translation adjustment	(1,709)	(5,687)	2,124

End of period	52,350	60,913	74,794

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
End of period	52,350	60,913
Less: net amount due within one year	(8,809)	(9,338)
Net amount due after one year	43,541	51,575

As of December 31, 2023 and December 31, 2022, the non-current liabilities were US$43,541 thousand and US$51,575 thousand, respectively.

As of December 31, 2023 and December 31, 2022, the current portion of the accrued post-employment and termination benefits were US$8,809 thousand and US$9,338 thousand, respectively. The amounts were included in accruals and other current liabilities (Note 16) and presented on the consolidated balance sheets.

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Service costs	65	65	60
Interest costs	1,353	1,663	2,202
Amortization of actuarial losses	3	1	-
Amortization of past service cost	27	27	-
Net periodic benefit cost	1,448	1,756	2,262

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Actuarial loss arising from changes in financial assumptions	833	254	888
Past service costs	413	341	-
Amortization recognized in net period benefit cost	(30)	(28)	-
Total	1,216	567	888

During the years ended December 31, 2023, 2022 and 2021, the Company made cash payments of US$9,475 thousand (RMB67,030 thousand), US$10,606 thousand (RMB71,450 thousand) and US$11,849 thousand (RMB76,460 thousand), respectively, to settle part of the defined benefit plans. As of December 31,2023, benefits expected to be paid to the plans during the next five fiscal years are as follows:

US$’000

2024	8,809
2025	7,999
2026	7,276
2027	6,340
2028	5,463
Total	35,887